Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	$ 4,398,836
Cost incurred for dry-docking	23,602	$ 17,183	$ 25,043
Dry-docking amortization	(372,290)	(309,975)	(300,011)
Write down and gain (loss) on sale of vessels	(223,355)	(318,078)	(40,079)
Balance at end of the year	4,196,909	4,398,836
Dry-docking activity
Movement in Property, Plant and Equipment [Roll Forward]
Balance at beginning of the year	42,829	49,238	42,822
Cost incurred for dry-docking	23,602	17,183	25,043
Dry-docking amortization	(23,893)	(22,870)	(18,627)
Write down and gain (loss) on sale of vessels	0	(722)	0
Balance at end of the year	$ 42,538	$ 42,829	$ 49,238